Steven I. Koszalka Secretary American Funds Strategic Bond Fund 6455 Irvine Center Drive Irvine, California 92618-4518 (213) 486-9447 | TEL (213) 486-9455 | FAX siik@capgroup.com

December 29, 2015

Patrick F. Scott

Senior Counsel

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-3628

Re: American Funds Strategic Bond Fund;

File Nos.: 333-207474/811-23101

Dear Mr. Scott:

We hereby file Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 2 under the Investment Company Act of 1940 (the “Amendment”) pursuant to Rule 472 under the 1933 Act. This filing has been updated to include, among other things, the full list of officers and trustees, as well as the Report of Independent Registered Public Accounting Firm.

If you have any questions about the enclosed, please telephone Rachel V. Nass at (213) 615-0423 or me at the above.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

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